Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Amounts Due to and from Related Parties

The amounts due to and from related parties as a result of the transactions referred to above are as follows:

December 31 (millions of Canadian dollars)	2014	2013
Due from related parties	224	197
Due to related parties[1]	(227)	(230)
Investment	—	251

[1]	Included in due to related parties at December 31, 2014 are amounts owing to the IESO in respect of power purchases of $214 million (2013 – $217 million).